Goodwill and Intangible Assets - Summary of Net Book Value Goodwill and Intangible Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	€ 27,433
Ending balance	28,401	€ 27,433
Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	30,793	28,179
Acquisitions of group companies	5,267	2,287
Disposals of group companies		(85)
Reclassification to held for sale	(2,311)	(55)
Reclassification from held for sale	28
Additions	154	233
Disposals	(79)	(43)
Currency retranslation	(1,946)	277
Ending balance	31,906	30,793
Accumulated depreciation, amortisation and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(3,360)	(3,120)
Amortisation/impairment for the year	(365)	(310)
Disposals	79	43
Currency retranslation	141	27
Ending balance	(3,505)	(3,360)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	17,624
Ending balance	16,881	17,624
Goodwill [member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	18,789	17,378
Acquisitions of group companies	2,557	1,140
Disposals of group companies		(2)
Reclassification to held for sale	(2,228)	(55)
Reclassification from held for sale	28
Currency retranslation	(1,104)	328
Ending balance	18,042	18,789
Goodwill [member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(1,165)	(1,165)
Currency retranslation	4
Ending balance	(1,161)	(1,165)
Indefinite-life intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	8,345
Ending balance	10,261	8,345
Indefinite-life intangible assets [member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	8,358	7,444
Acquisitions of group companies	2,622	911
Disposals of group companies		(83)
Reclassification to held for sale	(82)
Additions		2
Currency retranslation	(623)	84
Ending balance	10,275	8,358
Indefinite-life intangible assets [member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(13)	(13)
Currency retranslation	(1)
Ending balance	(14)	(13)
Finite-life intangible assets [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	1,094
Ending balance	862	1,094
Finite-life intangible assets [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	2,578	2,538
Reclassification to held for sale	(1)
Additions	153	225
Disposals	(78)	(42)
Currency retranslation	(153)	(143)
Ending balance	2,499	2,578
Finite-life intangible assets [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(1,484)	(1,269)
Amortisation/impairment for the year	(324)	(291)
Disposals	78	42
Currency retranslation	93	34
Ending balance	(1,637)	(1,484)
Software [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	370
Ending balance	397	370
Software [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	1,068	819
Acquisitions of group companies	88	236
Additions	1	6
Disposals	(1)	(1)
Currency retranslation	(66)	8
Ending balance	1,090	1,068
Software [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(698)	(673)
Amortisation/impairment for the year	(41)	(19)
Disposals	1	1
Currency retranslation	45	(7)
Ending balance	€ (693)	€ (698)